Document and Entity Information	3 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Registrant Name	TFS Financial Corporation
Amendment Flag	false
Entity Central Index Key	0001381668
Document Type	11-K
Document Information [Line Items]
Entity Registrant Name	TFS Financial Corporation
Document Type	11-K
Entity Central Index Key	0001381668
Amendment Flag	false
EBP Third Federal 401(k) Savings Plan
Cover [Abstract]
Entity Registrant Name	TFS Financial Corporation
Amendment Flag	false
Entity Central Index Key	0001381668
Document Type	11-K
Document Information [Line Items]
Entity Registrant Name	TFS Financial Corporation
Document Type	11-K
Entity Tax Identification Number	34-0573493
Entity Central Index Key	0001381668
Amendment Flag	false